Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,727,000)	$ (9,711,000)
Adjustments for:
Stock-based compensation	1,882,000	1,419,000
Depreciation	9,000	6,000
Amortization and others	181,000	200,000
Changes in non-cash operating balances:
Accounts receivable and other receivables	8,000	1,000
Inventory	0	(11,000)
Prepaid expenses and other current asset	25,000	(167,000)
Accounts payable and accrued liabilities	(51,000)	(90,000)
Net cash flows used in operating activities	7,571,000	8,353,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,000)	(1,000)
Net cash flows used in investing activities	(2,000)	(1,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of share capital and warrants	7,283,000	8,687,000
Repayment of operating lease and financing obligation	(179,000)	(207,000)
Net cash flows provided by financing activities	7,104,000	8,480,000
Net (decrease)increase in cash and cash equivalents	(469,000)	126,000
CASH AT BANK
Beginning of the period	3,611,000	5,239,000
End of the period	3,142,000	5,365,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and related liability	$ 0	$ 144,000